UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.8%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	13,273,350
Alaska--.9%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,733,151
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,369,546
Arizona--2.7%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,749,147
Arizona Health Facilities
Authority, Revenue (Banner
Health)	6.00	1/1/30	11,000,000	11,126,500
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	9,905,670
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	7,250,000	6,038,743
Pima County Industrial Development
Authority, IDR (Tucson

Electric Power Company Project)	5.75	9/1/29	4,815,000	4,846,731
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.25	10/1/40	4,185,000	3,780,478
California--16.1%
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000	12,640,870
California,
GO (Insured; AMBAC)	6.00	4/1/17	6,080,000	7,329,987
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,777,655
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	19,665,474
California,
GO (Various Purpose)	6.50	4/1/33	15,000,000	16,766,700
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	15,096,060
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	4,872,558
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	6,929,200
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,477,552
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	18,713,189
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	60,000 a	61,597
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	4,000,000	4,191,720

California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	5,000,000	4,835,700
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	9,248,102
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	5,000,000	5,212,200
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,287,448
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000	5,300,800
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0/5.00	8/1/29	15,000,000 b	13,318,500
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.50	6/1/13	28,495,000 a	31,247,617
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	18,690,000	14,415,223
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	16,155,000	10,914,318
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000	10,532,198
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured

Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000	7,771,470
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.50	11/1/30	13,555,000	14,941,134
San Mateo County Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/25	10,000,000 c	4,607,200
Colorado--1.0%
Arkansas River Power Authority,
Power Improvement Revenue
(Insured; XLCA)	5.25	10/1/32	5,860,000	5,272,769
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System)	5.25	1/1/25	4,000,000	4,226,080
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/20	6,740,000 c	3,839,441
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	4,000,000	3,487,040
Delaware--.4%
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000	6,855,574
Florida--6.0%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	10,000,000	10,720,500
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	6,000,000	6,511,860
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	5,420,000	6,401,887
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA

and GNMA)	5.10	7/1/31	3,100,000	3,128,210
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000 a	318,482
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.38	10/1/35	5,000,000	4,986,150
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	5,000,000	5,049,800
Miami-Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000	5,182,150
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,271,356
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	18,554,224
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,000,000	6,888,910
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	5,000,000	4,642,250
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,060,869
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	6,038,100
Georgia--3.8%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/14	5,000,000	5,551,150
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000	11,029,800
Atlanta,

Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000	5,629,305
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000	9,241,036
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project)	6.00	9/1/30	13,000,000	12,595,180
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000 a	5,925,843
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	7,500,000	8,296,350
Thomasville Hospital Authority,
RAC (John D. Archbold Memorial
Hospital, Inc. Project)	5.13	11/1/30	3,500,000	3,393,110
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	6,945,000	6,952,848
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	7,634,455
Illinois--6.8%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; AMBAC)	5.00	1/1/19	5,175,000	5,515,618
Chicago,
General Airport Third Lien Revenue
(Chicago International Airport)
(Insured; National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000	22,372,894
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/18	10,000,000	10,610,200

Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	15,293,250
Illinois,
GO	5.00	1/1/17	5,145,000	5,584,795
Illinois,
GO	5.00	1/1/22	5,000,000	5,126,050
Illinois,
GO	5.00	1/1/25	5,000,000	4,922,350
Illinois,
GO	5.00	3/1/28	2,500,000	2,438,875
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,511,515
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000 a	25,571,945
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	5,000,000	4,454,800
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	5,500,000	5,471,400
Indiana--1.0%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	17,400,000	15,960,150
Iowa--.2%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	5,000,000	4,017,100
Kansas--1.5%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	5,000,000	4,479,950
Wichita,
Hospital Facilities
Improvement Revenue (Christi

Health System)	5.50	11/15/26	7,000,000	7,065,940
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,290,386
Kentucky--.9%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,584,002
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	6,500,000	6,522,555
Louisiana--1.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,061,200
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	6,500,000	6,800,040
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/29	12,820,000	13,201,523
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000	5,162,450
Maryland--.1%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	2,500,000	2,436,225
Massachusetts--3.0%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/24	12,000,000	13,296,840
Massachusetts Department of

Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	11,000,000	11,479,160
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	5,000,000	5,108,050
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,071,730
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	5,555,688
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,296,000
Michigan--2.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,351,200
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,946,100
Michigan Hospital Finance
Authority, Revenue (McLaren
Health Care)	5.63	5/15/28	4,575,000	4,722,132
Michigan Strategic Fund,
LOR (The Dow Chemical Company
Project)	6.25	6/1/14	6,500,000	7,030,660
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	5,205,000	4,828,731
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	4,525,000	3,961,411

Mississippi--.2%

Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	3,195,000	3,387,211
Missouri--.7%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,351,600
Nebraska--1.9%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	28,765,000	30,639,327
Nevada--1.0%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,067,800
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	12,000,000	12,020,280
New Hampshire--1.0%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,588,350
New Jersey--7.4%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,484,469
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	10,554,326
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	7,500,000	8,279,475
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;

Assured Guaranty Municipal
Corp.)	6.13	6/1/30	10,000,000	10,474,300
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	8,909,168
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	7,000,000	7,762,160
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,618,885
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	14,925,968
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	10,000,000	10,860,900
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	975,000	820,736
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	5,780,000	4,231,480
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	4,650,000	3,391,106
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	3,000,000 a	3,371,910
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	12,065,000 a	13,618,007

New Mexico--.6%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	6/15/14	8,000,000 a	9,102,960
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue
(Collateralized: FNMA and GNMA)	6.80	1/1/26	615,000	644,612
New York--11.3%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000 d,e	26,830,750
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000	9,887,220
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000	28,908,894
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	20,233,361
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,271,285
New York City,
GO	5.25	8/15/24	18,500,000	19,963,350
New York City,
GO (Prerefunded)	5.75	3/1/13	13,305,000 a	14,548,884
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/25	14,625,000	15,135,266
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	1,750,000	1,757,665
New York City Industrial
Development Agency, Special

Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	7,450,000	7,709,111
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	10,995,585
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	4,731,600
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	6,074,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/17	8,090,000	9,122,203
Ohio--.4%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	8,000,000	6,891,200
Oregon--.5%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/20	2,000,000	2,386,620
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	5,000,000	5,371,900
Pennsylvania--2.1%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	5,000,000	5,534,250
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School

Project)	5.25	8/15/30	8,015,000	6,892,579
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	11,750,000	11,941,760
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,410,100
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,317,800
South Carolina--1.3%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,735,450
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,340,000	5,918,856
Tennessee--.4%
Johnson City Health and
Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	5,000,000	4,762,400
Memphis-Shelby County Airport
Authority, Special Facilities
Revenue (Federal Express
Corporation)	5.05	9/1/12	2,000,000	2,086,540
Texas--10.3%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/27	10,000,000	10,879,500
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/14	15,070,000	15,365,673
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/15	10,000,000	10,193,200

Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,864,238
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000	4,116,640
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	7,726,530
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,852,495
Laredo,
Waterworks and Sewer System
Revenue	5.25	3/1/30	10,950,000	11,509,545
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,784,100
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	15,416,400
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,010,300
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	10,670,323
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	21,647,400
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,067,440
Texas Turnpike Authority,

Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,428,325
Virginia--2.5%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,770,855
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	10,000,000 a	11,121,500
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000	6,124,616
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,283,990
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,470,000	14,063,354
Washington--2.3%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000	11,478,372
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	4,000,000	4,538,040
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000	10,893,270
Washington,
GO (Various Purpose)	5.00	2/1/28	10,000,000	10,813,300
West Virginia--.4%
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000 a	3,354,000
West Virginia State Building
Commission, Subordinate LR

(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,573,587
Wisconsin--.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,600,000	9,600,960
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000	5,020,550
U.S. Related--3.7%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/16	5,000,000	5,321,200
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	5,000,000	5,050,650
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/40	5,000,000	5,311,150
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000	9,902,200
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	5,000,000	4,729,400
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000 c	3,803,436
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	4,882,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	5,000,000	5,148,650
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000	5,291,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000	11,812,340
Total Long-Term Municipal Investments
(cost $1,567,783,237)				1,615,711,120
Short-Term Municipal	Coupon	Maturity	Principal

Investments--.8%	Rate (%)	Date	Amount ($)	Value ($)
California--.7%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.11	6/1/11	2,100,000 f	2,100,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.10	6/1/11	5,000,000 f	5,000,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.13	6/1/11	1,000,000 f	1,000,000
Irvine Assessment District Number
05-21, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.13	6/1/11	2,200,000 f	2,200,000
New York--.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	6/1/11	100,000 f	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	6/1/11	2,200,000 f	2,200,000
Total Short-Term Municipal Investments
(cost $12,600,000)				12,600,000

Total Investments (cost $1,580,383,237)			99.6%	1,628,311,120
Cash and Receivables (Net)			.4%	6,540,439
Net Assets			100.0%	1,634,851,559

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, this security were valued at $26,830,750 or 1.6% of net assets.

f	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,580,383,237. Net realized appreciation on investments was $47,927,883 of which $73,504,901 related to appreciated investment securities and $25,577,018 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,628,311,120	-	1,628,311,120

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)